Pension Plans (Summary of Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 17,335	¥ 13,386
Fair value of plan assets	2,563	0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	7,256	7,407
Fair value of plan assets	¥ 5,630	¥ 5,842